(17) DEBENTURES (Details 2) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Statement Line Items [Line Items]
Total borrowing Noncurrent	R$ 7,473,454
2019 [Member]
Statement Line Items [Line Items]
Total borrowing Noncurrent	2,549,412
2020 [Member]
Statement Line Items [Line Items]
Total borrowing Noncurrent	1,907,240
2021 [Member]
Statement Line Items [Line Items]
Total borrowing Noncurrent	1,061,702
4-5 Years [Member]
Statement Line Items [Line Items]
Total borrowing Noncurrent	975,082
More than 5 years [Member]
Statement Line Items [Line Items]
Total borrowing Noncurrent	423,730
2024 to 2028 [Member]
Statement Line Items [Line Items]
Total borrowing Noncurrent	R$ 556,288